Annual Fund Operating Expenses - Hundredfold Select Alternative Fund	Dec. 24, 2025
Service Class Shares | Hundredfold Select Alternative Fund Service Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%
Acquired Fund Fees and Expenses	0.72%	[1]
Expenses (as a percentage of Assets)	2.94%
Investor Class Shares | Hundredfold Select Alternative Fund Investor Class Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.30%	[2]
Acquired Fund Fees and Expenses	0.72%	[3]
Expenses (as a percentage of Assets)	2.02%

[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Includes operating expenses of 0.22% and. 0.08% shareholder servicing fee.
[3]	Total Annual Fund Operating Expenses for the Fund do not correlate to the “Ratios to Average Net Assets: Net Expenses” provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.